Document And Entity Information	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	KESTRA MEDICAL TECHNOLOGIES, LTD.
Entity Central Index Key	0001877184
Entity Emerging Growth Company	true
Entity File Number	001-42549
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3933 Lake Washington Blvd NE
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Kirkland
Entity Address, State or Province	WA
Entity Address, Country	BM
Entity Address, Postal Zip Code	98033
City Area Code	(425)
Local Phone Number	279-8002
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Shares, par value $1.00 per share
Trading Symbol	KMTS
Security Exchange Name	NASDAQ